Commitments and Contingent Liabilities (Details Textual) - USD ($) $ in Thousands				1 Months Ended				12 Months Ended
	Apr. 04, 2019	Jul. 02, 2018	Sep. 13, 2017	Oct. 31, 2019	Nov. 12, 2018	May 31, 2018	Sep. 19, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Commitments (Textual)
Royalties payable, description		Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.						Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.
Royalties paid								$ 41	$ 43
Presents liabilities to IIA								8	$ 49
Liability to pay the IIA royalties for future sales								$ 108
Lease, description			Safe-T signed an amendment to its office lease agreement, according to which Safe-T will lease its offices for a monthly fee of approximately $17 thousand.	Safe-T signed an amendment to its office lease agreement, according to which Safe-T will lease its offices for a lesser monthly fee of approximately $11.5 thousand through December 31, 2020.	Safe-T signed an amendment to lease additional space for approximately $1.5 thousand per month.	NetNut signed an operating lease agreement for a period of five years starting on October 20, 2018, and ending on October 19, 2023, at a monthly fee of approximately $11 thousand.	Safe-T Inc. signed an extension to its office lease agreement, according to which Safe-T Inc. will lease its offices for a monthly fee of approximately $1.3 thousand. The lease will expire on April 30, 2020.			Safe-T entered into an office lease agreement for the premises it uses, which included an option to extend the lease with a lease fee increase of 6%.
Lease term, description								The lease periods are generally for three years.
Share and asset purchase agreement, description	On April 4, 2019, the company entered into a share and asset purchase agreement, (the “Share and Asset Purchase Agreement”), with NetNut, pursuant to which the company acquired 100% of the fully diluted share capital of NetNut. In connection with the Share and Asset Purchase Agreement the company was required to transfer $300,000 to NetNut prior to June 15, 2019, for the purposes of its business and activities as a wholly-owned subsidiary of the Company. By December 31, 2019, the Company have transferred only $175,000. Currently, the Company accounted for earnout payment based on the provisions of the Share and Asset Purchase Agreement, as well as a provision for a potential compensation to NetNut's former shareholders due to the above-mentioned breach.							The Share and Asset Purchase Agreement includes an earn-out payment to the previous shareholders of NetNut of up to $5 million based on NetNut's revenues in 2019 and for which the Company has granted a first security interest and pledge in 30% of the NetNut shares.
Payments of shares and asset purchase agreement								$ 1,700
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Commitments (Textual)
Weighted average of lessee's incremental annual borrowing rate									12.22%
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Commitments (Textual)
Weighted average of lessee's incremental annual borrowing rate									15.53%